UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22263

                                FAITHSHARES TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                            Thompson S. Phillips, Jr.
                               J. Garrett Stevens
                           3555 Northwest 58th Street
                                    Suite 410
                             Oklahoma City, OK 73112
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 405-778-8377

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================




                                 [LOGO OMITTED]

                                  FAITH SHARES

                               Semi-Annual Report

                                January 31, 2010





                        FaithShares Baptist Values Fund
                        FaithShares Catholic Values Fund
                       FaithShares Christian Values Fund
                        FaithShares Lutheran Values Fund
                       FaithShares Methodist Values Fund













================================================================================

================================================================================
                                  FAITH SHARES

                                TABLE OF CONTENTS
================================================================================

Schedules of Investments
   FaithShares Baptist Values Fund ..........................................  1
   FaithShares Catholic Values Fund .........................................  3
   FaithShares Christian Values Fund ........................................  5
   FaithShares Lutheran Values Fund .........................................  7
   FaithShares Methodist Values Fund ........................................  9
Statements of Assets and Liabilities ........................................ 11
Statements of Operations .................................................... 12
Statements of Changes ....................................................... 13
Financial Highlights ........................................................ 14
Notes to Financial Statements ............................................... 15
Disclosure of Fund Expenses ................................................. 21
Board Considerations in Approving the Advisory Agreement .................... 23
Supplement Information ...................................................... 25






The Funds will file their complete schedules of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that FaithShares Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-877-FAITH-55; and (ii) on the Commission's website at http://www.sec.gov.

                                  FAITH SHARES

                 SCHEDULE OF INVESTMENTS o BAPTIST VALUES FUND
================================================================================

January 31, 2010 (Unaudited)

Sector Weightings +

[BAR GRAPH OMITTED]

15.1% Financials
14.0% Information Technology
13.1% Health Care
12.8% Energy
12.6% Industrials
12.1% Consumer Staples
11.3% Consumer Discretionary
3.0% Utilities
2.9% Materials
2.0% Telecommunication Services
1.1% Time Deposit

+ Percentages based on total investments.


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.9%
Consumer Discretionary -- 11.3%
  Gap                                                      1,366      $   26,063
  Johnson Controls                                         1,046          29,110
  Kohl's*                                                    492          24,782
  McDonald's                                                 370          23,099
  NIKE, Cl B                                                 378          24,097
  Nordstrom                                                1,126          38,892
  Staples                                                  1,060          24,868
  Starbucks*                                               1,516          33,034
  Target                                                     544          27,891
  TJX                                                        698          26,531
                                                                     -----------
                                                                         278,367
                                                                     -----------
Consumer Staples -- 12.1%
  Avon Products                                              832          25,077
  Campbell Soup                                              754          24,965
  Clorox                                                     384          22,722
  Colgate-Palmolive                                          304          24,329
  Dr Pepper Snapple Group                                    964          26,664
  General Mills                                              394          28,096
  HJ Heinz                                                   588          25,654
  Kellogg                                                    478          26,013
  Kroger                                                   1,002          21,473
  Procter & Gamble                                           424          26,097
  Safeway                                                  1,028          23,078
  Sysco                                                      906          25,359
                                                                     -----------
                                                                         299,527
                                                                     -----------
Energy -- 12.8%
  Apache                                                     286          28,248
  Chesapeake Energy                                        1,028          25,474
  Devon Energy                                               360          24,088
  El Paso                                                  2,354          23,893
  EOG Resources                                              308          27,849
  Hess                                                       404          23,347
  Marathon Oil                                               702          20,927
  Range Resources                                            482          22,172
  Smith International                                        810          24,559
  Southwestern Energy*                                       524          22,469
  Spectra Energy                                           1,290          27,413
  Ultra Petroleum*                                           492          22,602


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
  XTO Energy                                                544      $    24,246
                                                                     -----------
                                                                         317,287
                                                                     -----------
Financials -- 15.1%
  Aflac                                                      694          33,610
  American Express                                           852          32,086
  Bank of New York Mellon                                    726          21,119
  BlackRock, Cl A                                            122          26,086
  Charles Schwab                                           1,200          21,948
  CME Group, Cl A                                             64          18,357
  KeyCorp                                                  3,544          25,446
  M&T Bank                                                   460          33,925
  Moody's                                                    826          22,789
  Northern Trust                                             394          19,905
  NYSE Euronext                                              758          17,745
  State Street                                               446          19,125
  T Rowe Price Group                                         508          25,207
  US Bancorp                                               1,202          30,146
  Wells Fargo                                                890          25,303
                                                                     -----------
                                                                         372,797
                                                                     -----------
Health Care -- 13.1%
  Allergan                                                   464          26,680
  Baxter International                                       418          24,073
  Becton Dickinson and                                       312          23,515
  Genzyme*                                                   390          21,161
  Gilead Sciences*                                           456          22,011
  Henry Schein*                                              472          25,512
  Hospira*                                                   590          29,878
  Illumina*                                                  580          21,280
  Johnson & Johnson                                          384          24,138
  Medtronic                                                  634          27,192
  Merck                                                      832          31,766
  Quest Diagnostics                                          400          22,268
  Waters*                                                    438          24,957
                                                                     -----------
                                                                         324,431
                                                                     -----------
Industrials -- 12.6%
  Cooper Industries                                          696          29,859
  Cummins                                                    668          30,167
  Deere                                                      538          26,873
  Emerson Electric                                           658          27,333
  First Solar*                                               122          13,823
  Ingersoll-Rand                                             996          32,330
  Pitney Bowes                                             1,016          21,255
  Quanta Services*                                           940          17,127
  Rockwell Collins                                           492          26,169
  Roper Industries                                           466          23,337
  Southwest Airlines                                       3,254          36,868
  United Parcel Service, Cl B                                446          25,765
                                                                     -----------
                                                                         310,906
                                                                     -----------
Information Technology -- 14.0%
  Adobe Systems*                                             734          23,708
  Applied Materials                                        1,964          23,922
  Cisco Systems*                                           1,140          25,616
  Dell*                                                    1,618          20,872
  EMC*                                                     1,646          27,439
  Hewlett-Packard                                            562          26,453
  Intel                                                    1,346          26,112
  International Business Machines                            202          24,723

                                  FAITH SHARES

                 SCHEDULE OF INVESTMENTS o BAPTIST VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                                     Shares/Face
Description                                               Amount    Market Value
--------------------------------------------------------------------------------
  Microsoft                                                  896     $    25,249
  Motorola                                                 3,532          21,722
  NetApp*                                                  1,106          32,218
  QUALCOMM                                                   466          18,262
  Texas Instruments                                          994          22,365
  Xerox                                                    3,198          27,887
                                                                     -----------
                                                                         346,548
                                                                     -----------
Materials -- 2.9%
  Air Products & Chemicals                                   332          25,219
  Ecolab                                                     570          25,023
  Vulcan Materials                                           494          21,830
                                                                     -----------
                                                                          72,072
                                                                     -----------
Telecommunication Services -- 2.0%
  MetroPCS Communications*                                 1,532           8,625
  Sprint Nextel*                                           4,328          14,196
  Windstream                                               2,612          26,930
                                                                     -----------
                                                                          49,751
                                                                     -----------
Utilities -- 3.0%
  PG&E                                                       570          24,077
  Wisconsin Energy                                           534          26,134
  Xcel Energy                                              1,190          24,728
                                                                     -----------
                                                                          74,939
                                                                     -----------
Total Common Stock (Cost $2,512,411)                                   2,446,625
                                                                     -----------
TIME DEPOSIT -- 1.1%
  Brown Brothers Harriman
       0.031%                                           $ 27,972          27,972
                                                                     -----------
Total Time Deposit (Cost $27,972)                                         27,972
                                                                     -----------
Total Investments -- 100.0%
  (Cost $2,540,383)                                                  $ 2,474,597
                                                                     ===========

Percentages are based on Net Assets of $2,474,285.
* Non-income producing security.
Cl -- Class

As of January 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (formerly FAS 157) with the exception of the Time Deposit which is a Level 2.




    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                 SCHEDULE OF INVESTMENTS o CATHOLIC VALUES FUND
================================================================================

January 31, 2010 (Unaudited)

Sector Weightings +

[BAR GRAPH OMITTED]

15.7% Information Technology
15.5% Financials
12.7% Health Care
12.4% Energy
11.5% Consumer Staples
10.2% Consumer Discretionary
10.1% Industrials
3.6% Time Deposit
3.1% Materials
2.8% Utilities
2.4% Telecommunication Services

+ Percentages based on total investments.


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 96.4%

Consumer Discretionary -- 10.2%
  AutoZone*                                                  134     $    20,774
  Gap                                                      1,342          25,606
  Johnson Controls                                         1,028          28,609
  Kohl's*                                                    484          24,379
  McDonald's                                                 362          22,600
  NIKE, Cl B                                                 374          23,842
  Staples                                                  1,042          24,445
  Starbucks*                                               1,490          32,467
  Target                                                     534          27,378
  TJX                                                        686          26,075
                                                                     -----------
                                                                         256,175
                                                                     -----------
Consumer Staples -- 11.5%
  Clorox                                                     376          22,248
  Colgate-Palmolive                                          300          24,009
  Dr Pepper Snapple Group                                    948          26,222
  General Mills                                              386          27,526
  HJ Heinz                                                   578          25,218
  Kimberly-Clark                                             418          24,825
  Kroger                                                     986          21,130
  Molson Coors Brewing, Cl B                                 504          21,168
  PepsiCo                                                    392          23,371
  Procter & Gamble                                           418          25,728
  Safeway                                                  1,010          22,674
  Sysco                                                      894          25,023
                                                                     -----------
                                                                         289,142
                                                                     -----------
Energy -- 12.4%
  Apache                                                     280          27,656
  Chesapeake Energy                                        1,010          25,028
  Devon Energy                                               354          23,686
  El Paso                                                  2,316          23,507
  EOG Resources                                              302          27,307
  Hess                                                       398          23,001
  Marathon Oil                                               690          20,569
  Range Resources                                            474          21,804
  Smith International                                        798          24,195
  Southwestern Energy*                                       516          22,126
  Spectra Energy                                           1,268          26,945
  Ultra Petroleum*                                           484          22,235


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
  XTO Energy                                                 534     $    23,800
                                                                     -----------
                                                                         311,859
                                                                     -----------
Financials -- 15.5%
  Aflac                                                      682          33,029
  American Express                                           862          32,463
  Bank of New York Mellon                                    712          20,712
  BB&T                                                       878          24,470
  BlackRock, Cl A                                            120          25,658
  Capital One Financial                                      952          35,091
  Charles Schwab                                           1,180          21,582
  CME Group, Cl A                                             64          18,356
  Franklin Resources                                         288          28,521
  KeyCorp                                                  3,484          25,015
  M&T Bank                                                   452          33,335
  Northern Trust                                             388          19,602
  NYSE Euronext                                              744          17,417
  T Rowe Price Group                                         500          24,810
  US Bancorp                                               1,182          29,645
                                                                     -----------
                                                                         389,706
                                                                     -----------
Health Care -- 12.7%
  Allergan                                                   456          26,220
  Biogen Idec*                                               408          21,926
  DaVita*                                                    440          26,294
  Genzyme*                                                   384          20,836
  Gilead Sciences*                                           448          21,625
  Henry Schein*                                              464          25,079
  Hospira*                                                   580          29,371
  Illumina*                                                  570          20,913
  Medtronic                                                  624          26,764
  Quest Diagnostics                                          392          21,823
  Varian Medical Systems*                                    566          28,464
  Waters*                                                    432          24,615
  WellPoint*                                                 414          26,380
                                                                     -----------
                                                                         320,310
                                                                     -----------
Industrials -- 10.1%
  3M                                                         356          28,654
  Cooper Industries                                          684          29,344
  Cummins                                                    658          29,715
  Deere                                                      528          26,374
  Emerson Electric                                           646          26,835
  First Solar*                                               120          13,596
  Pitney Bowes                                               998          20,878
  Quanta Services*                                           924          16,835
  Rockwell Collins                                           484          25,744
  Southwest Airlines                                       3,196          36,211
                                                                     -----------
                                                                         254,186
                                                                     -----------
Information Technology -- 15.7%
  Agilent Technologies*                                    1,124          31,506
  Applied Materials                                        1,930          23,507
  Cisco Systems*                                           1,120          25,166
  Dell*                                                    1,592          20,537
  EMC*                                                     1,618          26,972
  Google, Cl A*                                               50          26,471
  Hewlett-Packard                                            552          25,983
  Intel                                                    1,324          25,686
  International Business Machines                            200          24,478
  Microsoft                                                  880          24,798

                                  FAITH SHARES

                 SCHEDULE OF INVESTMENTS o CATHOLIC VALUES FUND
================================================================================


--------------------------------------------------------------------------------
                                                     Shares/Face
Description                                               Amount    Market Value
--------------------------------------------------------------------------------
  Motorola                                                 3,472     $    21,353
  Oracle                                                   1,024          23,614
  QUALCOMM                                                   458          17,949
  Texas Instruments                                          978          22,005
  Tyco Electronics                                         1,054          26,223
  Xerox                                                    3,142          27,398
                                                                     -----------
                                                                         393,646
                                                                     -----------
Materials -- 3.1%
  Air Products & Chemicals                                   326          24,763
  Alcoa                                                    1,926          24,518
  Weyerhaeuser                                               734          29,287
                                                                     -----------
                                                                          78,568
                                                                     -----------
Telecommunication Services -- 2.4%
  Sprint Nextel*                                           4,248          13,934
  Verizon Communications                                     714          21,006
  Windstream                                               2,582          26,620
                                                                     -----------
                                                                          61,560
                                                                     -----------
Utilities -- 2.8%
  PG&E                                                       560          23,654
  Public Service Enterprise Group                            662          20,251
  Wisconsin Energy                                           526          25,742
                                                                     -----------
                                                                          69,647
                                                                     -----------
Total Common Stock (Cost $2,411,572)                                   2,424,799
                                                                     -----------
TIME DEPOSIT -- 3.6%
  Brown Brothers Harriman
       0.031%                                           $ 90,785          90,785
                                                                     -----------
Total Time Deposit (Cost $90,785)                                         90,785
                                                                     -----------
Total Investments -- 100.0%
  (Cost $2,502,357)                                                  $ 2,515,584
                                                                     ===========


Percentages are based on Net Assets of $2,515,574.
* Non-income producing security.
Cl -- Class

As of January 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (formerly FAS 157) with the exception of the Time Deposit which is a Level 2.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                SCHEDULE OF INVESTMENTS o CHRISTIAN VALUES FUND
================================================================================


January 31, 2010 (Unaudited)

Sector Weightings +

[BAR GRAPH OMITTED]

15.1% Information Technology
14.7% Financials
13.0% Health Care
12.5% Energy
11.8% Consumer Staples
11.0% Industrials
10.7% Consumer Discretionary
3.2% Time Deposit
3.0% Materials
2.0% Telecommunication Services

+ Percentages based on total investments.


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 96.8%

Consumer Discretionary -- 10.7%
  AutoZone*                                                  136     $    21,084
  Gap                                                      1,354          25,834
  Johnson Controls                                         1,038          28,888
  Kohl's*                                                    488          24,580
  McDonald's                                                 366          22,850
  NIKE, Cl B                                                 378          24,097
  Nordstrom                                                1,116          38,547
  Staples                                                  1,052          24,680
  Starbucks*                                               1,504          32,772
  TJX                                                        692          26,303
                                                                     -----------
                                                                         269,635
                                                                     -----------
Consumer Staples -- 11.8%
  Avon Products                                              826          24,896
  Campbell Soup                                              748          24,766
  Clorox                                                     380          22,485
  Colgate-Palmolive                                          302          24,169
  Dr Pepper Snapple Group                                    956          26,443
  General Mills                                              390          27,811
  HJ Heinz                                                   582          25,393
  Kellogg                                                    474          25,795
  Kroger                                                     994          21,301
  Procter & Gamble                                           422          25,974
  Safeway                                                  1,020          22,899
  Sysco                                                      902          25,247
                                                                     -----------
                                                                         297,179
                                                                     -----------
Energy -- 12.5%
  Apache                                                     284          28,051
  Chesapeake Energy                                        1,020          25,276
  Devon Energy                                               358          23,954
  El Paso                                                  2,336          23,710
  EOG Resources                                              306          27,668
  Hess                                                       400          23,116
  Marathon Oil                                               696          20,748
  Range Resources                                            480          22,080
  Smith International                                        804          24,377
  Southwestern Energy*                                       520          22,298
  Spectra Energy                                           1,280          27,200
  Ultra Petroleum*                                           490          22,510


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
  XTO Energy                                                 540     $    24,068
                                                                     -----------
                                                                         315,056
                                                                     -----------
Financials -- 14.8%
  Aflac                                                      688          33,320
  American Express                                           870          32,764
  Bank of New York Mellon                                    720          20,945
  BlackRock, Cl A                                            122          26,086
  Charles Schwab                                           1,192          21,802
  CME Group, Cl A                                             64          18,356
  KeyCorp                                                  3,516          25,245
  M&T Bank                                                   456          33,630
  Moody's                                                    818          22,569
  Northern Trust                                             392          19,804
  NYSE Euronext                                              752          17,604
  State Street                                               444          19,039
  T Rowe Price Group                                         504          25,008
  US Bancorp                                               1,192          29,896
  Wells Fargo                                                882          25,075
                                                                     -----------
                                                                         371,143
                                                                     -----------
Health Care -- 13.0%
  Aetna                                                      824          24,695
  Allergan                                                   460          26,450
  Biogen Idec*                                               412          22,141
  DaVita*                                                    444          26,534
  Genzyme*                                                   386          20,944
  Gilead Sciences*                                           454          21,915
  Henry Schein*                                              468          25,295
  Hospira*                                                   586          29,675
  Medtronic                                                  630          27,021
  Quest Diagnostics                                          396          22,045
  Varian Medical Systems*                                    572          28,766
  Waters*                                                    436          24,843
  WellPoint*                                                 418          26,635
                                                                     -----------
                                                                         326,959
                                                                     -----------
Industrials -- 11.0%
  Cummins                                                    664          29,986
  Eaton                                                      470          28,783
  Emerson Electric                                           652          27,084
  First Solar*                                               122          13,823
  Goodrich                                                   414          25,631
  Pitney Bowes                                             1,008          21,087
  Quanta Services*                                           932          16,981
  Raytheon                                                   462          24,222
  Rockwell Collins                                           488          25,957
  Southwest Airlines                                       3,226          36,551
  United Technologies                                        394          26,587
                                                                     -----------
                                                                         276,692
                                                                     -----------
Information Technology -- 15.1%
  Applied Materials                                        1,948          23,727
  Cisco Systems*                                           1,130          25,391
  Dell*                                                    1,606          20,717
  EMC*                                                     1,634          27,239
  Harris                                                     744          31,932
  Hewlett-Packard                                            558          26,265
  Intel                                                    1,336          25,918
  International Business Machines                            202          24,723

                                  FAITH SHARES

                SCHEDULE OF INVESTMENTS o CHRISTIAN VALUES FUND
================================================================================


--------------------------------------------------------------------------------
                                                     Shares/Face
Description                                               Amount    Market Value
--------------------------------------------------------------------------------
  Microsoft                                                  888     $    25,024
  Motorola                                                 3,504          21,550
  NetApp*                                                  1,096          31,926
  QUALCOMM                                                   462          18,106
  Texas Instruments                                          986          22,185
  Tyco Electronics                                         1,064          26,472
  Xerox                                                    3,172          27,660
                                                                     -----------
                                                                         378,835
                                                                     -----------
Materials -- 3.0%
  Alcoa                                                    1,944          24,747
  Ball                                                       510          25,903
  Ecolab                                                     564          24,760
                                                                     -----------
                                                                          75,410
                                                                     -----------
Telecommunication Services -- 2.0%
  MetroPCS Communications*                                 1,520           8,557
  Sprint Nextel*                                           4,288          14,065
  Windstream                                               2,606          26,868
                                                                     -----------
                                                                          49,490
                                                                     -----------
Utilities -- 2.9%
  PG&E                                                       566          23,908
  Wisconsin Energy                                           530          25,938
  Xcel Energy                                              1,180          24,520
                                                                     -----------
                                                                          74,366
                                                                     -----------
Total Common Stock (Cost $2,421,780)                                   2,434,765
                                                                     -----------
TIME DEPOSIT -- 3.2%
  Brown Brothers Harriman
       0.031%                                           $ 80,691          80,691
                                                                     -----------
Total Time Deposit (Cost $80,691)                                         80,691
                                                                     -----------
Total Investments -- 100.0%
  (Cost $2,502,471)                                                  $ 2,515,456
                                                                     ===========


Percentages are based on Net Assets of $2,514,812.
* Non-income producing security.
Cl -- Class

As of January 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (formerly FAS 157) with the exception of the Time Deposit which is a Level 2.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                 SCHEDULE OF INVESTMENTS o LUTHERAN VALUES FUND
================================================================================


January 31, 2010 (Unaudited)


Sector Weightings +

[BAR GRAPH OMITTED]

15.7% Financials
14.8% Information Technology
13.1% Health Care
12.1% Consumer Discretionary
12.0% Consumer Staples
11.7% Energy
10.1% Industrials
3.8% Utilities
3.1% Materials
2.5% Telecommunication Services
1.1% Time Deposit

+ Percentages based on total investments.


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.9%
Consumer Discretionary -- 12.1%
  Gap                                                      1,362     $    25,987
  JC Penney                                                  806          20,013
  Johnson Controls                                         1,044          29,055
  Kohl's*                                                    490          24,681
  Lowe's                                                   1,144          24,767
  McDonald's                                                 368          22,974
  Nordstrom                                                1,122          38,754
  Staples                                                  1,056          24,774
  Starbucks*                                               1,512          32,947
  Target                                                     542          27,788
  TJX                                                        696          26,455
                                                                     -----------
                                                                         298,195
                                                                     -----------
Consumer Staples -- 12.0%
  Avon Products                                              830          25,016
  Clorox                                                     382          22,603
  Colgate-Palmolive                                          304          24,329
  Dr Pepper Snapple Group                                    962          26,609
  General Mills                                              392          27,954
  HJ Heinz                                                   586          25,567
  Kellogg                                                    476          25,904
  Kroger                                                     998          21,387
  Molson Coors Brewing, Cl B                                 498          20,916
  PepsiCo                                                    398          23,729
  Procter & Gamble                                           424          26,097
  Sysco                                                      904          25,303
                                                                     -----------
                                                                         295,414
                                                                     -----------
Energy -- 11.7%
  Apache                                                     284          28,051
  Chesapeake Energy                                        1,024          25,375
  Devon Energy                                               360          24,088
  El Paso                                                  2,348          23,832
  EOG Resources                                              306          27,668
  Hess                                                       402          23,232
  Marathon Oil                                               700          20,867
  Range Resources                                            482          22,172
  Smith International                                        808          24,499
  Southwestern Energy*                                       524          22,469
  Ultra Petroleum*                                           492          22,602


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
  XTO Energy                                                 542     $    24,157
                                                                     -----------
                                                                         289,012
                                                                     -----------
Financials -- 15.7%
  Aflac                                                      692          33,513
  American Express                                           850          32,011
  Bank of New York Mellon                                    724          21,061
  BlackRock, Cl A                                            122          26,086
  Charles Schwab                                           1,198          21,911
  CME Group, Cl A                                             64          18,357
  KeyCorp                                                  3,534          25,374
  M&T Bank                                                   460          33,925
  Moody's                                                    824          22,734
  Northern Trust                                             394          19,905
  State Street                                               446          19,125
  SunTrust Banks                                           1,322          32,164
  T Rowe Price Group                                         508          25,207
  US Bancorp                                               1,198          30,046
  Wells Fargo                                                888          25,246
                                                                     -----------
                                                                         386,665
                                                                     -----------
Health Care -- 13.1%
  Allergan                                                   462          26,565
  Baxter International                                       418          24,073
  Becton Dickinson and                                       312          23,515
  Genzyme*                                                   388          21,053
  Gilead Sciences*                                           456          22,011
  Henry Schein*                                              472          25,511
  Hospira*                                                   588          29,776
  Illumina*                                                  578          21,207
  Johnson & Johnson                                          382          24,013
  Medtronic                                                  632          27,107
  Merck                                                      830          31,689
  Quest Diagnostics                                          398          22,157
  Waters*                                                    438          24,957
                                                                     -----------
                                                                         323,634
                                                                     -----------
Industrials -- 10.1%
  Cummins                                                    668          30,167
  Deere                                                      536          26,773
  Emerson Electric                                           656          27,250
  FedEx                                                      418          32,750
  First Solar*                                               122          13,823
  Pitney Bowes                                             1,014          21,213
  Precision Castparts                                        268          28,207
  Quanta Services*                                           936          17,054
  Rockwell Collins                                           492          26,169
  United Parcel Service, Cl B                                446          25,766
                                                                     -----------
                                                                         249,172
                                                                     -----------
Information Technology -- 14.8%
  Applied Materials                                        1,958          23,848
  Cisco Systems*                                           1,136          25,526
  Dell*                                                    1,614          20,821
  EMC*                                                     1,642          27,372
  Google, Cl A*                                               50          26,471
  Hewlett-Packard                                            560          26,359
  Intel                                                    1,344          26,074
  International Business Machines                            202          24,723
  Microsoft                                                  892          25,137
  Motorola                                                 3,524          21,673

                                  FAITH SHARES

                 SCHEDULE OF INVESTMENTS o LUTHERAN VALUES FUND
================================================================================


--------------------------------------------------------------------------------
                                                     Shares/Face
Description                                               Amount    Market Value
--------------------------------------------------------------------------------
  QUALCOMM                                                   466     $    18,262
  Symantec*                                                1,352          22,916
  Texas Instruments                                          992          22,320
  Tyco Electronics                                         1,070          26,621
  Xerox                                                    3,190          27,817
                                                                     -----------
                                                                         365,940
                                                                     -----------
Materials -- 3.1%
  Alcoa                                                    1,954          24,874
  Ball                                                       512          26,005
  Ecolab                                                     568          24,935
                                                                     -----------
                                                                          75,814
                                                                     -----------
Telecommunication Services -- 2.5%
  Sprint Nextel*                                           4,318          14,163
  Verizon Communications                                     724          21,300
  Windstream                                               2,604          26,847
                                                                     -----------
                                                                          62,310
                                                                     -----------
Utilities -- 3.8%
  Exelon                                                     428          19,525
  PG&E                                                       570          24,077
  Wisconsin Energy                                           534          26,134
  Xcel Energy                                              1,186          24,645
                                                                     -----------
                                                                          94,381
                                                                     -----------
Total Common Stock (Cost $2,512,589)                                   2,440,537
                                                                     -----------
TIME DEPOSIT -- 1.1%
  Brown Brothers Harriman
       0.031%                                           $ 28,105          28,105
                                                                     -----------
Total Time Deposit (Cost $28,105)                                         28,105
                                                                     -----------
Total Investments -- 100.0%
  (Cost $2,540,694)                                                  $ 2,468,642
                                                                     ===========


Percentages are based on Net Assets of $2,468,582.
* Non-income producing security.
Cl -- Class

As of January 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (formerly FAS 157) with the exception of the Time Deposit which is a Level 2.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                SCHEDULE OF INVESTMENTS o METHODIST VALUES FUND
================================================================================


January 31, 2010 (Unaudited)


Sector Weightings +

[BAR GRAPH OMITTED]

15.8% Information Technology
14.6% Financials
12.7% Health Care
12.4% Energy
11.7% Consumer Staples
10.9% Consumer Discretionary
10.2% Industrials
3.3% Time Deposit
3.0% Materials
2.9% Utilities
2.5% Telecommunication Services

+ Percentages based on total investments.


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 96.7%
Consumer Discretionary -- 10.9%
  Gap                                                      1,342     $    25,606
  Johnson Controls                                         1,028          28,609
  Kohl's*                                                    484          24,379
  McDonald's                                                 362          22,600
  NIKE, Cl B                                                 374          23,842
  Nordstrom                                                1,106          38,202
  Staples                                                  1,042          24,445
  Starbucks*                                               1,490          32,467
  Target                                                     534          27,378
  TJX                                                        686          26,075
                                                                     -----------
                                                                         273,603
                                                                     -----------
Consumer Staples -- 11.7%
  Avon Products                                              818          24,654
  Campbell Soup                                              740          24,501
  Clorox                                                     376          22,248
  Colgate-Palmolive                                          300          24,009
  Dr Pepper Snapple Group                                    948          26,222
  General Mills                                              386          27,526
  HJ Heinz                                                   578          25,218
  Kellogg                                                    468          25,469
  Kroger                                                     986          21,130
  Procter & Gamble                                           418          25,728
  Safeway                                                  1,010          22,674
  Sysco                                                      894          25,023
                                                                     -----------
                                                                         294,402
                                                                     -----------
Energy -- 12.4%
  Apache                                                     280          27,655
  Chesapeake Energy                                        1,010          25,028
  Devon Energy                                               354          23,686
  El Paso                                                  2,314          23,487
  EOG Resources                                              302          27,307
  Hess                                                       396          22,885
  Marathon Oil                                               690          20,569
  Range Resources                                            474          21,804
  Smith International                                        796          24,135
  Southwestern Energy*                                       516          22,126
  Spectra Energy                                           1,268          26,945
  Ultra Petroleum*                                           484          22,235


--------------------------------------------------------------------------------
Description                                               Shares    Market Value
--------------------------------------------------------------------------------
  XTO Energy                                                 534     $    23,800
                                                                     -----------
                                                                         311,662
                                                                     -----------
Financials -- 14.6%
  Aflac                                                      682          33,029
  American Express                                           862          32,463
  Bank of New York Mellon                                    712          20,712
  BlackRock, Cl A                                            120          25,659
  Charles Schwab                                           1,180          21,582
  CME Group, Cl A                                             64          18,357
  KeyCorp                                                  3,484          25,015
  M&T Bank                                                   452          33,335
  Moody's                                                    810          22,348
  Northern Trust                                             388          19,602
  NYSE Euronext                                              744          17,417
  State Street                                               440          18,867
  T Rowe Price Group                                         500          24,810
  US Bancorp                                               1,180          29,594
  Wells Fargo                                                874          24,848
                                                                     -----------
                                                                         367,638
                                                                     -----------
Health Care -- 12.7%
  Allergan                                                   456          26,220
  Baxter International                                       408          23,497
  Becton Dickinson and                                       306          23,063
  Genzyme*                                                   384          20,836
  Gilead Sciences*                                           448          21,625
  Henry Schein*                                              464          25,079
  Hospira*                                                   580          29,371
  Illumina*                                                  570          20,913
  Johnson & Johnson                                          376          23,635
  Medtronic                                                  624          26,763
  Merck                                                      818          31,231
  Quest Diagnostics                                          392          21,823
  Waters*                                                    430          24,502
                                                                     -----------
                                                                         318,558
                                                                     -----------
Industrials -- 10.2%
  Cooper Industries                                          684          29,344
  Cummins                                                    656          29,625
  Eaton                                                      464          28,415
  Emerson Electric                                           646          26,835
  First Solar*                                               120          13,596
  Pitney Bowes                                               998          20,878
  Precision Castparts                                        264          27,786
  Quanta Services*                                           924          16,835
  Rockwell Collins                                           484          25,744
  Southwest Airlines                                       3,194          36,188
                                                                     -----------
                                                                         255,246
                                                                     -----------
Information Technology -- 15.8%
  Adobe Systems*                                             722          23,321
  Agilent Technologies*                                    1,124          31,506
  Applied Materials                                        1,928          23,483
  Cisco Systems*                                           1,120          25,166
  Dell*                                                    1,590          20,511
  EMC*                                                     1,618          26,972
  Hewlett-Packard                                            552          25,983
  Intel                                                    1,322          25,647
  International Business Machines                            200          24,478

                                  FAITH SHARES

                SCHEDULE OF INVESTMENTS o METHODIST VALUES FUND
================================================================================


--------------------------------------------------------------------------------
                                                     Shares/Face
Description                                               Amount    Market Value
--------------------------------------------------------------------------------
  Microsoft                                                  880     $    24,798
  Motorola                                                 3,470          21,341
  NetApp*                                                  1,086          31,635
  QUALCOMM                                                   458          17,949
  Texas Instruments                                          978          22,005
  Tyco Electronics                                         1,054          26,223
  Xerox                                                    3,142          27,398
                                                                     -----------
                                                                         398,416
                                                                     -----------
Materials -- 3.0%
  Alcoa                                                    1,926          24,518
  Ball                                                       504          25,598
  Ecolab                                                     560          24,584
                                                                     -----------
                                                                          74,700
                                                                     -----------
Telecommunication Services -- 2.5%
  Qwest Communications International                       5,312          22,364
  Sprint Nextel*                                           4,246          13,927
  Windstream                                               2,582          26,620
                                                                     -----------
                                                                          62,911
                                                                     -----------
Utilities -- 2.9%
  PG&E                                                       560          23,654
  Wisconsin Energy                                           526          25,743
  Xcel Energy                                              1,168          24,271
                                                                     -----------
                                                                          73,668
                                                                     -----------
Total Common Stock (Cost $2,418,831)                                   2,430,804
                                                                     -----------
TIME DEPOSIT -- 3.3%
  Brown Brothers Harriman
       0.031%                                           $ 83,616          83,616
                                                                     -----------
Total Time Deposit (Cost $83,616)                                         83,616
                                                                     -----------
Total Investments -- 100.0%
  (Cost $2,502,447)                                                  $ 2,514,420
                                                                     ===========


Percentages are based on Net Assets of $2,513,765.
* Non-income producing security.
Cl -- Class

As of January 31, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (formerly FAS 157) with the exception of the Time Deposit which is a Level 2.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                      STATEMENTS OF ASSETS AND LIABILITIES
                          JANUARY 31, 2010 (UNAUDITED)
================================================================================

                                               FAITHSHARES      FAITHSHARES      FAITHSHARES       FAITHSHARES      FAITHSHARES
                                                  BAPTIST        CATHOLIC         CHRISTIAN          LUTHERAN        METHODIST
                                                VALUES FUND     VALUES FUND      VALUES FUND       VALUES FUND      VALUES FUND
                                                -----------     -----------      -----------       -----------      -----------
Assets:
 Cost of Investments                            $ 2,540,383     $ 2,502,357      $ 2,502,471       $ 2,540,694      $ 2,502,447
                                                -----------     -----------      -----------       -----------      -----------
 Investments at Value                           $ 2,474,597     $ 2,515,584      $ 2,515,456       $ 2,468,642      $ 2,514,420
 Dividend and Interest Receivable                     1,594           1,927            1,290             1,841            1,277
                                                -----------     -----------      -----------       -----------      -----------
 Total Assets                                     2,476,191       2,517,511        2,516,746         2,470,483        2,515,697
                                                -----------     -----------      -----------       -----------      -----------
Liabilities:
 Payable due to Investment Adviser                    1,906           1,937            1,934             1,901            1,932
                                                -----------     -----------      -----------       -----------      -----------
 Total Liabilities                                    1,906           1,937            1,934             1,901            1,932
                                                -----------     -----------      -----------       -----------      -----------
 Net Assets                                     $ 2,474,285     $ 2,515,574      $ 2,514,812       $ 2,468,582      $ 2,513,765
                                                ===========     ===========      ===========       ===========      ===========
Net Assets Consist of:
 Paid-in Capital                                $ 2,540,000     $ 2,500,000      $ 2,500,000       $ 2,540,000      $ 2,500,000
 Undistributed (Distributions in Excess
  of) Net Investment Income                            (445)             22             (520)              120             (533)
 Accumulated Net Realized Gain on
  Investments                                           516           2,325            2,347               514            2,325
 Net Unrealized Appreciation
  (Depreciation) on Investments                     (65,786)         13,227           12,985           (72,052)          11,973
                                                -----------     -----------      -----------       -----------      -----------
 Net Assets                                     $ 2,474,285     $ 2,515,574      $ 2,514,812       $ 2,468,582      $ 2,513,765
                                                ===========     ===========      ===========       ===========      ===========
 Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value)         100,000         100,000          100,000           100,000          100,000
 Net Asset Value, Offering and Redemption
  Price Per Share                                    $24.74          $25.16           $25.15            $24.69           $25.14
                                                ===========     ===========      ===========       ===========      ===========


    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                            STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)
================================================================================


                                                 FAITHSHARES     FAITHSHARES      FAITHSHARES       FAITHSHARES       FAITHSHARES
                                                   BAPTIST         CATHOLIC        CHRISTIAN          LUTHERAN         METHODIST
                                                   VALUES           VALUES           VALUES            VALUES           VALUES
                                                   FUND(1)          FUND(2)         FUND(2)            FUND(1)          FUND(2)
                                                  ---------        --------        ---------         ---------         --------
Investment Income:
  Dividend Income                                   $ 4,347         $ 6,094        $   5,084          $  4,440          $ 5,318
  Interest Income                                        --               4                3                --                3
                                                  ---------        --------        ---------         ---------         --------
      Total Investment Income                         4,347           6,098            5,087             4,440            5,321
                                                  ---------        --------        ---------         ---------         --------
  Investment Advisory Fees                            2,884           3,292            3,289             2,875            3,286
                                                  ---------        --------        ---------         ---------         --------
      Total Expenses                                  2,884           3,292            3,289             2,875            3,286
                                                  ---------        --------        ---------         ---------         --------
  Net Investment Income                               1,463           2,806            1,798             1,565            2,035
                                                  ---------        --------        ---------         ---------         --------
  Net Realized Gain on:
      Investments                                       516           2,325            2,347               514            2,325
                                                  ---------        --------        ---------         ---------         --------
  Net Realized Gain on Investments                      516           2,325            2,347               514            2,325
                                                  ---------        --------        ---------         ---------         --------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
      Investments                                   (65,786)         13,227           12,985           (72,052)          11,973
                                                  ---------        --------        ---------         ---------         --------
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                   (65,786)         13,227           12,985           (72,052)          11,973
                                                  ---------        --------        ---------         ---------         --------
  Net Realized and Unrealized Gain(Loss) on
    Investments                                     (65,270)         15,552           15,332           (71,538)          14,298
                                                  ---------        --------        ---------         ---------         --------
  Net Increase(Decrease) in Net Assets Resulting
    from Operations                               $ (63,807)       $ 18,358        $  17,130         $ (69,973)        $ 16,333
                                                  =========        ========        =========         =========         ========

(1) Inception date December 14, 2009.
(2) Inception date December 8, 2009.

Amounts designated as "--" are $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                              STATEMENTS OF CHANGES
================================================================================

                                                FAITHSHARES     FAITHSHARES     FAITHSHARES        FAITHSHARES      FAITHSHARES
                                                  BAPTIST        CATHOLIC        CHRISTIAN           LUTHERAN        METHODIST
                                                  VALUES          VALUES           VALUES             VALUES          VALUES
                                                  FUND(1)         FUND(2)          FUND(2)            FUND(1)         FUND(2)
                                                --------------------------------------------------------------------------------
                                               PERIOD ENDED    PERIOD ENDED     PERIOD ENDED       PERIOD ENDED     PERIOD ENDED
                                                JANUARY 31,     JANUARY 31,      JANUARY 31,        JANUARY 31,      JANUARY 31,
                                                    2010            2010            2010               2010            2010
                                                (UNAUDITED)     (UNAUDITED)      (UNAUDITED)        (UNAUDITED)     (UNAUDITED)
                                                -----------     -----------      -----------       -----------      -----------
Operations:
  Net Investment Income                         $     1,463     $     2,806      $     1,798       $     1,565      $     2,035
  Net Realized Gain on Investments                      516           2,325            2,347               514            2,325
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                   (65,786)         13,227           12,985)          (72,052)          11,973)
                                                -----------     -----------      -----------       -----------      -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                       (63,807)         18,358           17,130           (69,973)          16,333
                                                -----------     -----------      -----------       -----------      -----------
Dividends and Distributions:
  Net Investment Income                              (1,908)         (2,784)          (2,318)           (1,445)          (2,568)
                                                -----------     -----------      -----------       -----------      -----------
  Total Dividends and Distributions                  (1,908)         (2,784)          (2,318)           (1,445)          (2,568)
                                                -----------     -----------      -----------       -----------      -----------
Capital Share Transactions:
  Issued                                          2,540,000       2,500,000        2,500,000         2,540,000        2,500,000
                                                -----------     -----------      -----------       -----------      -----------
  Increase in Net Assets from Capital
    Share Transactions                            2,540,000       2,500,000        2,500,000         2,540,000        2,500,000
                                                -----------     -----------      -----------       -----------      -----------
  Total Increase in Net Assets                    2,474,285       2,515,574        2,514,812         2,468,582        2,513,765
                                                -----------     -----------      -----------       -----------      -----------
Net Assets:
  Beginning of Period                                    --            --            --                     --               --
                                                -----------     -----------      -----------       -----------      -----------
  End of Period (Includes Undistributed
    (Distributions in Excess of) net
    investment income of $(445), $22,
    $(520), $120 and $(533), respectively)      $ 2,474,285     $ 2,515,574      $ 2,514,812       $ 2,468,582      $ 2,513,765
                                                ===========     ===========      ===========       ===========      ===========
Share Transactions:
  Issued                                            100,000         100,000          100,000           100,000          100,000
                                                -----------     -----------      -----------       -----------      -----------
  Net Increase in Shares Outstanding
    from Share Transactions                         100,000         100,000          100,000           100,000          100,000
                                                ===========     ===========      ===========       ===========      ===========

(1) Inception date December 14, 2009.
(2) Inception date December 8, 2009.


Amounts designated as "--" are $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                              FINANCIAL HIGHLIGHTS
================================================================================

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

                                                   NET
                                                REALIZED
                                                   AND                                       NET                   NET
                   NET ASSET                   UNREALIZED                  DISTRIBUTION     ASSET                 ASSETS
                     VALUE,        NET         GAIN (LOSS)                   FROM NET       VALUE,                END OF
                   BEGINNING    INVESTMENT         ON         TOTAL FROM    INVESTMENT      END OF      TOTAL     PERIOD
                   OF PERIOD     INCOME*      INVESTMENTS     OPERATIONS      INCOME        PERIOD    RETURN(1)   (000)
                   ---------    ----------    -----------     ----------   ------------    --------   ---------  --------
FaithShares Baptist Values Fund(3)
Institutional Shares
2010(Unaudited)     $ 25.40     $  0 .01      $  (0 .65)     $   (0 .64)   $   (0 .02)     $ 24.74    (2.53)%    $ 2,474
FaithShares Catholic Values Fund(4)
Institutional Shares
2010(Unaudited)     $ 25.00      $  0.03      $   0 .16      $    0 .19    $   (0 .03)     $ 25.16     0.75 %    $ 2,516
FaithShares Christian Values Fund(4)
Institutional Shares
2010(Unaudited)     $ 25.00      $  0.02      $   0 .15      $    0 .17    $   (0 .02)     $ 25.15     0.69 %    $ 2,515
FaithShares Lutheran Values Fund(3)
Institutional Shares
2010(Unaudited)     $ 25.40      $  0.02      $  (0 .72)     $   (0 .70)   $   (0 .01)     $ 24.69    (2.74) %   $ 2,469
FaithShares Methodist Values Fund(4)
Institutional Shares
2010(Unaudited)     $ 25.00      $  0.02      $   0 .15      $    0 .17    $   (0 .03)     $ 25.14     0.66 %    $ 2,514



                                          RATIO OF     RATIO OF
                                          EXPENSES        NET
                                             TO        INVESTMENT
                                          AVERAGE      INCOME TO
                                            NET         AVERAGE         PORTFOLIO
                                           ASSETS       NET ASSETS    TURNOVER(1)(5)
                                          --------     -----------    --------------
FaithShares Baptist Values Fund(3)
Institutional Shares
2010(Unaudited)                           0.87%(2)      0.44%(2)          1%
FaithShares Catholic Values Fund(4)
Institutional Shares
2010(Unaudited)                           0.87%(2)      0.74%(2)          1%
FaithShares Christian Values Fund(4)
Institutional Shares
2010(Unaudited)                           0.87%(2)      0.48%(2)          1%
FaithShares Lutheran Values Fund(3)
Institutional Shares
2010(Unaudited)                           0.87%(2)      0.47%(2)          1%
FaithShares Methodist Values Fund(4)
Institutional Shares
2010(Unaudited)                           0.87%(2)      0.54%(2)          1%




*   Per share data calculated using average shares method.
(1) Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2) Annualized.
(3) Inception date December 14, 2009.
(4) Inception date December 8, 2009.
(5) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION

The FaithShares Trust (the "Trust") is a Delaware Statutory Trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company with five investment portfolios: FaithShares Baptist Values Fund, FaithShares Catholic Values Fund, FaithShares Christian Values Fund, FaithShares Lutheran Values Fund, FaithShares Methodist Values Fund (each a "Fund", collectively the "Funds"). The Funds seek to provide investment results that correspond generally to the performance, before fees and expenses, of the Funds Index, a custom index developed by FTSE KLDI Indexes. FaithShares Advisors, LLC (the "Adviser"), an Oklahoma Limited Liability Company, serves as the investment adviser for the Funds, subject to the supervision of the Board of Trustees (the "Board"), the Adviser is responsible for managing the investment activities of the Funds, the Funds' business affairs and other administrative matters.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value ("NAV"). Each Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units ("Creation Units"). Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB Accounting Standards Codificationo" and the Hierarchy of Generally Accepted Accounting Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codificationo ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws were also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification have become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB's Codification project, but it has changed the way the guidance is organized and presented. As a result, these changes have had an impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust implemented the Codification as of January 31, 2010.

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates and Indemnifications -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                  FAITH SHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Funds discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

                                  FAITH SHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

     o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2010 there has been no significant changes to the Funds' fair valuation methodologies.

Federal Income Taxes -- It is the Funds' intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividends and Distributions to Shareholders -- The Funds distribute substantially all of their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units --Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500. The maximum creation transaction fee for each Fund will be $3,000. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500. The maximum redemption transaction fee for each Fund will be $3,000.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

                                  FAITH SHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Accounting Pronouncements -- In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

3. AGREEMENTS

Investment Advisory Agreement
The Adviser serves as the investment adviser to the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for making investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds. For its service to the Funds, under the Advisory Agreement, Funds pay a fee to the Adviser, which is calculated daily and paid monthly at the following rates: 0.87% of the combined daily net assets of the Funds on the first $1.5 Billion, 0.75% on the next $1 billion and 0.65% exceeding $2.5 billion. In addition, the Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Fund's Distribution and Service Plan, if any, brokerage expenses, acquired fund fees and expenses and other extraordinary expenses. The Adviser intends to donate 10% of the net income it derives from each Fund to a charitable organization selected by such Fund, and whose mission is aligned with the moral and social beliefs of the faith represented by each Fund.

Distribution Agreement
SEI Investments Distribution Co. ("SIDCO") serves as each Fund's underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to purchase shares in Creation Unit Aggregations and transmits such orders to the Trust's custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the first twelve months of operations no fees will be charged by the Distributor under the Plan and the Plan will only by implemented with the approval of the Board.

Administrator, Custodian, Fund Accountant and Transfer Agent
SEI Investments Global Fund Services (the "Administrator") serves as the Funds' Administrator pursuant to an administration agreement. Brown Brothers Harriman (the "Custodian" and "Transfer Agent") serves as the Funds' Custodian and Transfer Agent pursuant to a Custody Agreement and Transfer Agency and Service Agreement.

                                  FAITH SHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

4. INVESTMENT TRANSACTIONS

For the period ended January 31, 2010, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

                                                           Sales and
                                           Purchases       Maturities
                                           ---------       ----------
    FaithShares Baptist Values Fund        $   --          $ 22,268
    FaithShares Catholic Values Fund           --            21,869
    FaithShares Christian Values Fund          --            22,078
    FaithShares Lutheran Values Fund           --            22,211
    FaithShares Methodist Values Fund          --            21,869


For the period ended January 31, 2010, in-kind transactions associated with creations and redemptions were:

                                                           Sales and
                                             Purchases     Maturities
                                           -----------     ----------
    FaithShares Baptist Values Fund        $ 2,534,163      $   --
    FaithShares Catholic Values Fund         2,431,115          --
    FaithShares Christian Values Fund        2,441,511          --
    FaithShares Lutheran Values Fund         2,534,286          --
    FaithShares Methodist Values Fund        2,438,375          --

There were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

6. CONCENTRATION OF RISKS

The Funds assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds' net assets were invested in a wider variety of industries.

7. OTHER

At January 31, 2010, 100% of total shares outstanding were held by one shareholder each for the FaithShares Baptist Values Fund, FaithShares Catholic Values Fund, FaithShares Christian Values Fund, FaithShares Lutheran Values Fund and FaithShares Methodist Values Fund.

                                  FAITH SHARES

                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

8. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of January 31, 2010.

                                  FAITH SHARES

                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
================================================================================

All funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Funds under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                   BEGINNING    ENDING                EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED   PAID
                                     VALUE       VALUE      EXPENSE    DURING
                                   12/14/09     01/31/10     RATIOS    PERIOD
--------------------------------------------------------------------------------
FaithShares Baptist Values Fund
--------------------------------------------------------------------------------
Actual Fund Return                 $1,000.00  $  974.70       0.87%    $ 1.11*
Hypothetical 5% Return              1,000.00   1,005.32       0.87       4.40**
--------------------------------------------------------------------------------
FaithShares Lutheran Values Fund
--------------------------------------------------------------------------------
Actual Fund Return                  1,000.00     972.60       0.87       1.10*
Hypothetical 5% Return              1,000.00   1,005.32       0.87       4.40**
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied 47/365 (to reflect the actual time the Fund was operational).
** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

                                  FAITH SHARES

                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
================================================================================

                                   BEGINNING   ENDING                  EXPENSES
                                    ACCOUNT    ACCOUNT     ANNUALIZED    PAID
                                     VALUE      VALUE       EXPENSE     DURING
                                   12/08/09    01/31/10      RATIOS     PERIOD
--------------------------------------------------------------------------------
FaithShares Catholic Values Fund
--------------------------------------------------------------------------------
Actual Fund Return                 $1,000.00  $1,007.50       0.87%    $ 1.12*
Hypothetical 5% Return              1,000.00   1,006.00       0.87       4.40**
--------------------------------------------------------------------------------
FaithShares Christian Values Fund
--------------------------------------------------------------------------------
Actual Fund Return                  1,000.00   1,006.90       0.87       1.12*
Hypothetical 5% Return              1,000.00   1,006.00       0.87       4.40**
--------------------------------------------------------------------------------
FaithShares Methodist Values Fund
--------------------------------------------------------------------------------
Actual Fund Return                  1,000.00   1,006.60       0.87       1.12*
Hypothetical 5% Return              1,000.00   1,006.00       0.87       4.40**
--------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied 47/365 (to reflect the actual time the Fund was operational).
** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

                                  FAITH SHARES

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (UNAUDITED)
================================================================================

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at a meeting held on October 20, 2009, the Board of Trustees (the "Board") of FaithShares Trust (the "Trust") considered the approval of the advisory agreement (the "Advisory Agreement") between the Trust, on behalf of each of its five series (the "Funds"), and FaithShares Advisors, LLC (the "Adviser") for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser; (ii) the Adviser's cost and profits it will realize in providing its services, including any fall-out benefits enjoyed by the Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

At the meeting, a representative from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser by reviewing the qualifications and management philosophy of the Adviser and the Adviser's expectations for asset growth within the Trust. The representative also reviewed the Adviser's investment personnel and processes as well as fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting, the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

Cost of Services Provided and Economies of Scale

The Board reviewed the expense ratio and the advisory fee to be paid by the Funds, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and the result of arm's length negotiations. The Board noted that the advisory fee included breakpoints based on the combined assets of all Funds. It was noted that a fee schedule that includes both breakpoints and aggregation of all assets in the fund complex to achieve those breakpoints helps to ensure that the benefits of economies of scale are shared with

                                  FAITH SHARES

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (UNAUDITED)
================================================================================

shareholders. Additionally, the Board took into consideration that the advisory fee was a "unified fee," meaning that the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Board noted that the Adviser would be responsible for compensating the Trust's other service providers and paying each Fund's other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account projections of the Adviser's anticipated profitability at different asset levels.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously:
(a) concluded that the terms of the Advisory Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                                  FAITH SHARES

                      SUPPLEMENTAL INFORMATION (UNAUDITED)
================================================================================

Net asset value, or "NAV", is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds' NAV is calculated. The Funds' Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Information for the Funds showing the frequency distributions of premiums and discounts for the Funds are not presented as it commenced operations on December 8, 2009 for the FaithShares Catholic Values Fund, FaithShares Christian Values Fund and FaithShares Methodist Values Fund and December 14, 2009 for the FaithShares Baptist Values Fund and FaithShares Lutheran Values Fund, and did not have a full quarter of information as of January 31, 2010.

                                 [LOGO OMITTED]
                                  FAITH SHARES

                      3555 Northwest 58th Street, Suite 410
                         Oklahoma City, Oklahoma 73112


                              INVESTMENT ADVISOR:
                           FaithShares Advisors, LLC
                      3555 Northwest 58th Street, Suite 410
                         Oklahoma City, Oklahoma 73112


                                  DISTRIBUTOR:
                       SEI Investments Distributions CO.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, NW
                              Washington, DC 20004





This information must be preceded or accompanied by a current prospectus for the Funds.




FSF -- SA-001-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       FaithShares Trust


By (Signature and Title)*                          /S/ J. GARRETT STEVENS
                                                   -----------------------------
                                                   J. Garrett Stevens
                                                   CEO


Date:  April 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                          /S/ J. GARRETT STEVENS
                                                   -----------------------------
                                                   J. Garrett Stevens
                                                   CEO



Date:  April 9, 2010


By (Signature and Title)*                          /S/ STEPHEN F. PANNER
                                                   -----------------------------
                                                   Stephen F. Panner
                                                   Assistant Treasurer




Date:  April 9, 2010

* Print the name and title of each signing officer under his or her signature.